Financial Instruments - Summary of Foreign Currency Exposure (Detail) ₨ in Thousands, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 1,182,786,100	$ 14,394.5	₨ 1,228,672,500
Financial liabilities	2,355,291,000	$ 28,663.6	2,359,432,400
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	406,720,500		352,656,900	₨ 368,732,800
Financial liabilities	1,165,482,500		1,021,364,100	1,133,122,800
Foreign currency exchange rate risk [member] | U.S. dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	164,872,400		168,327,400	181,174,900
Financial liabilities	473,803,500		452,541,900	480,423,300
Foreign currency exchange rate risk [member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	127,209,700		103,507,900	113,988,000
Financial liabilities	485,246,500		421,914,300	433,444,100
Foreign currency exchange rate risk [member] | Chinese Renminbi [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	53,406,100		39,109,400	34,468,800
Financial liabilities	119,828,500		114,459,100	120,331,700
Foreign currency exchange rate risk [member] | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,954,700		1,442,600	7,817,400
Financial liabilities	48,359,900		5,198,100	56,714,000
Foreign currency exchange rate risk [member] | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,182,100		11,908,400
Financial liabilities	3,530,100		2,714,200
Foreign currency exchange rate risk [member] | Japanese Yen [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				4,761,500
Financial liabilities				13,253,500
Foreign currency exchange rate risk [member] | Other currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	37,095,500		28,361,200	26,522,200
Financial liabilities	₨ 34,714,000		₨ 24,536,500	₨ 28,956,200